Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [abstract]
SUBSEQUENT EVENTS
24.	SUBSEQUENT EVENTS

Subsequent events have been reviewed through the date the consolidated financial statements were issued and required no adjustments or disclosures other than the following:

On the February 4, 2021, the company announced the acquisition of a majority stake in information security consultants Handshake Networking Ltd (“Handshake”), a Hong Kong-based company specializing in penetration testing. A total of 131,105 shares were issued and valued at $2.50 per share in consideration for 51% of Handshake.